Changes in Accounting Policies - Consolidated Balance Sheets (Extract) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Investments accounted for using the equity method	¥ 145,325	¥ 130,305	¥ 132,499
Deferred tax assets	29,654		33,343
Financial assets at fair value through other comprehensive income	587
Available-for-sale financial assets			44
Other non-current assets	8,442	6,469
Non-current assets	1,000,794		963,917
Current assets
Contract assets	5,022	4,139
Accounts receivable	26,540		24,153
Financial assets at fair value through profit or loss	76,425
Available-for-sale financial assets			65,630
Current assets	535,116		558,196
Total assets	1,535,910		1,522,113
Current liabilities
Accrued expenses and other payables	195,572		190,866
Deferred revenue	63,185		85,282
Current liabilities	474,398		529,982
Total liabilities	480,101		533,232
Equity
Reserves	650,275		583,506
Total equity	1,055,809		988,881	¥ 982,138	¥ 920,368
Total equity and liabilities	1,535,910		1,522,113
Previously stated [member]
Non-current assets
Investments accounted for using the equity method			132,499
Deferred tax assets			33,343
Available-for-sale financial assets			44
Non-current assets			963,917
Current assets
Accounts receivable			24,153
Available-for-sale financial assets			65,630
Current assets			558,196
Total assets			1,522,113
Current liabilities
Accrued expenses and other payables			190,866
Deferred revenue			85,282
Current liabilities			529,982
Total liabilities			533,232
Equity
Reserves			583,506
Total equity			988,881
Total equity and liabilities			1,522,113
Increase (decrease) due to application of IFRS 9 [member]
Non-current assets
Investments accounted for using the equity method		(2,194)
Deferred tax assets		24
Financial assets at fair value through other comprehensive income		44
Available-for-sale financial assets		(44)
Non-current assets		(2,170)
Current assets
Accounts receivable		(195)
Financial assets at fair value through profit or loss		65,630
Available-for-sale financial assets		(65,630)
Current assets		(195)
Total assets		(2,365)
Equity
Reserves		(2,365)
Total equity		(2,365)
Total equity and liabilities		(2,365)
Increase (decrease) due to application of IFRS 15 [member]
Non-current assets
Deferred tax assets	3,301	(2,879)
Other non-current assets	(8,442)	6,469
Non-current assets		3,590
Current assets
Contract assets	(5,022)	4,139
Current assets		4,139
Total assets		7,729
Current liabilities
Accrued expenses and other payables	68	(782)
Deferred revenue	177	(385)
Current liabilities		(1,167)
Total liabilities		(1,167)
Equity
Reserves	¥ (10,408)	8,896
Total equity		8,896
Total equity and liabilities		7,729
As restated [member]
Non-current assets
Investments accounted for using the equity method		130,305
Deferred tax assets		30,488
Financial assets at fair value through other comprehensive income		44
Other non-current assets		6,469
Non-current assets		965,337
Current assets
Contract assets		4,139
Accounts receivable		23,958
Financial assets at fair value through profit or loss		65,630
Current assets		562,140
Total assets		1,527,477
Current liabilities
Accrued expenses and other payables		190,084
Deferred revenue		84,897	84,897	¥ 84,289
Current liabilities		528,815
Total liabilities		532,065
Equity
Reserves		590,037
Total equity		995,412	¥ 995,412
Total equity and liabilities		¥ 1,527,477